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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10223

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                            VOYA SENIOR INCOME FUND
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

  (Name and address of agent for service)             With copies to:

          Theresa K. Kelety, Esq.                 Jeffrey S. Puretz, Esq.
           Voya Investments, LLC                        Dechert LLP
  7337 E. Doubletree Ranch Road, Suite 100          1900 K Street, N.W.
            Scottsdale, AZ 85258                    Washington, DC 20006

      Registrant's telephone number, including area code: (800) 992-0180

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                     Date of fiscal year end: February 28

            Date of reporting period: July 1, 2013 - June 30, 2014

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-10223
Reporting Period: 07/01/2013 - 06/30/2014
Voya Senior Income Fund


=========================== Voya Senior Income Fund ============================


DEX MEDIA, INC.

Ticker:       DXM            Security ID:  25213A107
Meeting Date: MAY 14, 2014   Meeting Type: Annual
Record Date:  MAR 17, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jonathan B. Bulkeley     For       For          Management
1b    Elect Director Thomas D. Gardner        For       For          Management
1c    Elect Director John Slater              For       For          Management
1d    Elect Director W. Kirk Liddell          For       For          Management
1e    Elect Director Thomas S. Rogers         For       For          Management
1f    Elect Director Alan F. Schultz          For       For          Management
1g    Elect Director Douglas D. Wheat         For       For          Management
1h    Elect Director Peter J. McDonald        For       For          Management
2     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Auditors                         For       For          Management


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HAWAIIAN TELCOM HOLDCO, INC.

Ticker:       HCOM           Security ID:  420031106
Meeting Date: MAY 06, 2014   Meeting Type: Annual
Record Date:  MAR 14, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Richard A. Jalkut        For       For          Management
1.2   Elect Director Kurt M. Cellar           For       For          Management
1.3   Elect Director Walter A. Dods, Jr.      For       For          Management
1.4   Elect Director Warren H. Haruki         For       For          Management
1.5   Elect Director Steven C. Oldham         For       For          Management
1.6   Elect Director Bernard R. Phillips III  For       For          Management
1.7   Elect Director Eric K. Yeaman           For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Auditors                         For       For          Management


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MEGA BRANDS INC.

Ticker:       MB             Security ID:  58515N303
Meeting Date: APR 23, 2014   Meeting Type: Special
Record Date:  MAR 18, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Acquisition by Mattel-Mega      For       For          Management
      Holdings Inc.



========== END N-PX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA SENIOR INCOME FUND

By:    /s/ Shaun P. Mathews
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       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 25, 2014